Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Co. (The)
1.17%, 02/04/23 (Call 08/29/22)(a)	$4,690	$4,629,499
1.88%, 06/15/23 (Call 04/15/23)(a)	1,465	1,439,099
2.80%, 03/01/23 (Call 02/01/23)(a)	1,437	1,429,326
4.51%, 05/01/23 (Call 04/01/23)(a)	12,097	12,131,355
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	2,814	2,779,416
3.38%, 05/15/23 (Call 04/15/23)(a)	3,798	3,800,165
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(a)	3,738	3,740,093
Northrop Grumman Corp., 3.25%, 08/01/23	4,952	4,947,593
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	2,302	2,313,832
Teledyne Technologies Inc., 0.65%, 04/01/23	652	636,085
		37,846,463
Agriculture — 0.7%
Philip Morris International Inc.
1.13%, 05/01/23(a)	2,942	2,896,134
2.13%, 05/10/23 (Call 03/10/23)(a)	2,234	2,213,179
2.63%, 03/06/23(a)	2,402	2,396,596
3.60%, 11/15/23(a)	2,343	2,355,769
Reynolds American Inc., 4.85%, 09/15/23(a)	2,898	2,937,094
		12,798,772
Airlines — 0.2%
Southwest Airlines Co., 4.75%, 05/04/23(a)	4,210	4,240,522

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	2,248	2,234,804

Auto Manufacturers — 5.5%
American Honda Finance Corp.
0.35%, 04/20/23(a)	195	191,201
0.65%, 09/08/23	3,420	3,331,798
0.88%, 07/07/23(a)	5,119	5,006,126
1.95%, 05/10/23(a)	1,616	1,601,230
2.05%, 01/10/23	2,362	2,352,056
3.45%, 07/14/23	2,135	2,136,281
3.63%, 10/10/23	6,261	6,295,435
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	2,951	2,962,184
General Motors Co.
4.88%, 10/02/23(a)	10,576	10,701,326
5.40%, 10/02/23	4,035	4,105,855
General Motors Financial Co. Inc.
1.70%, 08/18/23	5,038	4,921,723
3.25%, 01/05/23 (Call 12/05/22)(a)	2,960	2,956,152
3.70%, 05/09/23 (Call 03/09/23)	4,495	4,490,595
4.15%, 06/19/23 (Call 05/19/23)	3,065	3,072,172
4.25%, 05/15/23(a)	2,911	2,924,711
PACCAR Financial Corp.
0.35%, 08/11/23(a)	2,199	2,132,832
0.80%, 06/08/23(a)	1,010	991,022
1.90%, 02/07/23(a)	1,140	1,131,074
2.65%, 04/06/23(a)	851	847,222
3.40%, 08/09/23	1,683	1,683,909
Stellantis NV, 5.25%, 04/15/23	6,377	6,402,508
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,608	2,611,390
Toyota Motor Credit Corp.
0.40%, 04/06/23(a)	1,290	1,268,650
0.50%, 08/14/23	6,230	6,060,482
Security	Par (000)	Value
Auto Manufacturers (continued)
1.35%, 08/25/23	$2,390	$2,347,338
2.25%, 10/18/23(a)	3,363	3,328,496
2.63%, 01/10/23	2,527	2,519,242
2.70%, 01/11/23	1,912	1,907,794
2.90%, 03/30/23(a)	5,364	5,358,100
3.45%, 09/20/23	4,107	4,125,276
		99,764,180
Banks — 27.5%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	5,747	5,560,625
Banco Santander SA
3.13%, 02/23/23	3,778	3,765,117
3.85%, 04/12/23	5,492	5,498,261
Bank of America Corp.
3.30%, 01/11/23(a)	14,380	14,389,922
4.10%, 07/24/23(a)	10,440	10,522,058
Bank of Montreal
0.40%, 09/15/23	5,190	5,028,487
0.45%, 12/08/23(a)	4,520	4,369,168
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	3,839	3,713,388
1.85%, 01/27/23 (Call 01/02/23)(a)	1,667	1,658,398
2.20%, 08/16/23 (Call 06/16/23)(a)	5,710	5,663,235
2.95%, 01/29/23 (Call 12/29/22)	3,536	3,531,721
3.45%, 08/11/23	3,458	3,464,674
3.50%, 04/28/23(a)	2,432	2,439,199
Bank of Nova Scotia (The)
0.40%, 09/15/23	5,760	5,579,309
0.55%, 09/15/23	3,557	3,450,041
0.80%, 06/15/23(a)	513	500,591
1.63%, 05/01/23	4,994	4,936,619
1.95%, 02/01/23	3,409	3,389,194
2.38%, 01/18/23(a)	1,900	1,893,673
BNP Paribas SA, 3.25%, 03/03/23(a)	4,663	4,661,275
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	105	102,243
0.50%, 12/14/23(a)	3,966	3,818,584
0.95%, 06/23/23(a)	9,978	9,763,373
3.50%, 09/13/23	5,045	5,062,153
Citigroup Inc.
3.38%, 03/01/23(a)	1,348	1,350,548
3.50%, 05/15/23(a)	4,621	4,625,760
3.88%, 10/25/23(a)	4,952	5,007,809
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,595	1,596,675
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	4,194	4,196,600
Cooperatieve Rabobank U.A., 4.63%, 12/01/23(a)	2,668	2,693,106
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23(a)	4,082	4,076,571
Credit Suisse AG/New York NY
0.52%, 08/09/23	5,610	5,428,180
1.00%, 05/05/23	12,153	11,838,602
Credit Suisse Group AG, 3.80%, 06/09/23	10,116	10,078,874
Deutsche Bank AG/New York NY
3.95%, 02/27/23	3,811	3,811,152
Series E, 0.96%, 11/08/23	8,025	7,732,248
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	2,947	2,942,255
4.20%, 08/08/23	4,701	4,723,847
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)(a)	1,772	1,746,767
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	2,425	2,412,390

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	$2,078	$2,071,870
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	750	740,625
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)(a)	2,545	2,496,391
1.22%, 12/06/23 (Call 12/06/22)	8,795	8,527,192
3.20%, 02/23/23 (Call 01/23/23)(a)	6,193	6,193,743
3.63%, 01/22/23(a)	7,749	7,769,302
HSBC Holdings PLC, 3.60%, 05/25/23(a)	7,754	7,759,583
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	4,513	4,514,760
ING Groep NV, 4.10%, 10/02/23	7,342	7,385,244
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	6,998	6,964,899
3.20%, 01/25/23(a)	9,681	9,690,681
3.38%, 05/01/23(a)	7,653	7,668,076
KeyBank N.A./Cleveland OH
1.25%, 03/10/23(a)	2,663	2,631,896
3.38%, 03/07/23(a)	1,786	1,789,804
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	8,122	8,142,305
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	2,932	2,931,120
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	3,554	3,518,531
3.46%, 03/02/23(a)	5,413	5,411,972
3.76%, 07/26/23(a)	9,022	9,016,316
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	3,611	3,608,797
Morgan Stanley
3.13%, 01/23/23	8,865	8,867,482
3.75%, 02/25/23(a)	8,775	8,795,095
4.10%, 05/22/23	8,258	8,297,060
National Australia Bank Ltd./New York
2.88%, 04/12/23(a)	1,998	1,993,784
3.00%, 01/20/23(a)	2,711	2,713,386
3.63%, 06/20/23(a)	3,651	3,664,509
National Bank of Canada, 2.10%, 02/01/23(a)	4,046	4,025,446
Natwest Group PLC, 6.10%, 06/10/23(a)	1,214	1,228,337
NatWest Group PLC, 3.88%, 09/12/23	12,597	12,575,837
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	2,477	2,473,260
3.50%, 06/08/23 (Call 05/09/23)	3,280	3,281,673
PNC Bank NA, 3.80%, 07/25/23 (Call 06/25/23)	3,503	3,515,716
Royal Bank of Canada
0.50%, 10/26/23(a)	5,836	5,653,217
1.60%, 04/17/23	4,669	4,617,688
1.95%, 01/17/23(a)	3,377	3,359,642
3.70%, 10/05/23	7,298	7,339,745
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	3,680	3,672,088
Santander UK PLC, 2.10%, 01/13/23(a)	1,887	1,872,848
State Street Corp.
3.10%, 05/15/23(a)	4,050	4,054,253
3.70%, 11/20/23(a)	5,296	5,344,723
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	1,790	1,790,537
3.95%, 07/19/23	2,255	2,263,592
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23(a)	5,572	5,568,378
3.75%, 07/19/23(a)	3,274	3,277,994
3.94%, 10/16/23	5,894	5,928,244
Svenska Handelsbanken AB, 3.90%, 11/20/23	6,263	6,298,887
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	$4,340	$4,291,175
0.30%, 06/02/23(a)	3,525	3,438,461
0.45%, 09/11/23	5,454	5,293,434
0.75%, 06/12/23	6,825	6,674,509
3.50%, 07/19/23	6,649	6,663,561
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	4,036	3,995,115
2.75%, 05/01/23 (Call 04/01/23)	1,814	1,805,692
3.00%, 02/02/23 (Call 01/02/23)(a)	2,157	2,155,016
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	2,992	2,972,851
3.75%, 12/06/23 (Call 11/06/23)	7,252	7,328,944
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	2,380	2,367,029
2.85%, 01/23/23 (Call 12/23/22)(a)	2,183	2,179,267
U.S. Bank NA/Cincinnati OH, 3.40%, 07/24/23 (Call 06/23/23)	6,318	6,330,004
Wells Fargo & Co.
4.13%, 08/15/23	7,514	7,560,812
Series M, 3.45%, 02/13/23(a)	3,700	3,700,999
Westpac Banking Corp.
2.00%, 01/13/23	2,301	2,291,957
2.75%, 01/11/23(a)	4,448	4,440,527
3.65%, 05/15/23(a)	3,837	3,850,852
		495,669,425
Beverages — 1.2%
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	5,149	5,123,821
3.50%, 09/18/23 (Call 08/18/23)(a)	2,802	2,811,779
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	875	871,693
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	4,621	4,613,052
PepsiCo Inc.
0.40%, 10/07/23	2,856	2,772,890
0.75%, 05/01/23(a)	1,324	1,304,087
2.75%, 03/01/23(a)	4,638	4,635,264
		22,132,586
Biotechnology — 1.2%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,656	3,618,709
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/09/22)	6,460	6,276,665
2.50%, 09/01/23 (Call 07/01/23)	3,993	3,963,931
Illumina Inc., 0.55%, 03/23/23(a)	1,973	1,929,476
Royalty Pharma PLC, 0.75%, 09/02/23(a)	5,297	5,119,550
		20,908,331
Building Materials — 0.9%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	10,880	10,916,774
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)(a)	1,527	1,514,219
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 08/29/22)	2,728	2,647,988
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	711,030
		15,790,011
Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	859	855,701
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	11,677	11,790,267
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)	2,670	2,595,080

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	$590	$589,262
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,671	1,666,990
LYB International Finance BV, 4.00%, 07/15/23(a)	2,181	2,183,486
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	7,440	7,502,645
Nutrien Ltd., 1.90%, 05/13/23	2,828	2,785,891
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	1,248	1,245,492
		31,214,814
Commercial Services — 0.7%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	1,436	1,439,131
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	2,481	2,475,641
4.00%, 06/01/23 (Call 05/01/23)	2,156	2,155,806
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	2,609	2,600,260
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	3,257	3,252,277
		11,923,115
Computers — 3.4%
Apple Inc.
0.75%, 05/11/23	6,635	6,518,954
2.40%, 01/13/23 (Call 12/13/22)(a)	2,658	2,651,488
2.40%, 05/03/23(a)	21,025	20,914,829
2.85%, 02/23/23 (Call 12/23/22)(a)	7,645	7,637,966
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	4,132	4,177,617
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	4,146	4,114,946
4.45%, 10/02/23 (Call 09/02/23)	6,365	6,425,086
International Business Machines Corp., 3.38%, 08/01/23	6,945	6,949,584
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(a)	2,594	2,575,505
		61,965,975
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,517	1,507,883
2.10%, 05/01/23(a)	575	570,256
Procter & Gamble Co. (The), 3.10%, 08/15/23	4,365	4,369,496
Unilever Capital Corp.
0.38%, 09/14/23(a)	2,408	2,338,336
3.13%, 03/22/23 (Call 02/22/23)(a)	1,939	1,939,737
		10,725,708
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	7,010	6,731,563
3.30%, 01/23/23 (Call 12/23/22)	1,931	1,921,828
4.13%, 07/03/23 (Call 06/03/23)	2,640	2,623,394
4.50%, 09/15/23 (Call 08/15/23)	5,759	5,756,236
Air Lease Corp.
2.25%, 01/15/23	2,139	2,121,760
2.75%, 01/15/23 (Call 12/15/22)(a)	1,247	1,239,730
3.00%, 09/15/23 (Call 07/15/23)(a)	3,822	3,770,174
3.88%, 07/03/23 (Call 06/03/23)(a)	3,021	2,998,191
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	3,266	3,233,275
5.00%, 04/01/23(a)	2,147	2,150,199
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	6,170	5,996,623
3.05%, 06/05/23 (Call 05/05/23)	3,166	3,143,363
American Express Co.
0.75%, 11/03/23	4,200	4,077,024
3.40%, 02/27/23 (Call 01/27/23)(a)	5,778	5,791,867
Security	Par (000)	Value
Diversified Financial Services (continued)
3.70%, 08/03/23 (Call 07/03/23)	$8,312	$8,348,407
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	3,151	3,171,734
BGC Partners Inc., 5.38%, 07/24/23	3,265	3,297,617
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	5,415	5,412,238
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	3,985	3,958,420
3.20%, 01/30/23 (Call 12/30/22)(a)	4,204	4,202,907
3.50%, 06/15/23	4,015	4,013,755
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	3,473	3,464,873
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,285	1,288,829
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	1,465	1,478,244
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	1,363	1,363,395
		91,555,646
Electric — 6.6%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	1,225	1,228,993
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 08/29/22)(a)	2,763	2,668,809
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,425	1,426,268
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,408	1,404,212
3.75%, 11/15/23 (Call 08/15/23)	2,794	2,813,977
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	2,814	2,828,577
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,327	1,321,785
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/29/22)(a)	2,991	2,884,849
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)(a)	1,065	1,038,269
3.38%, 08/15/23 (Call 05/15/23)	1,400	1,399,384
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	3,007	3,020,471
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,321	1,314,818
3.05%, 03/15/23 (Call 02/15/23)	1,136	1,134,648
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	3,227	3,240,457
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,080	1,084,115
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	1,440	1,442,261
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,664	1,656,778
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 08/29/22)	2,994	2,895,677
4.05%, 09/01/23 (Call 06/01/23)(a)	1,373	1,381,128
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	874	870,163
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	2,151	2,137,341
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	2,787	2,795,389
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)(a)	2,057	2,046,941
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	2,495	2,460,594
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)(a)	1,768	1,762,590
3.40%, 11/15/23 (Call 08/15/23)	1,799	1,800,529
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	4,402	4,336,366
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)(a)	1,372	1,363,837
OGE Energy Corp., 0.70%, 05/26/23 (Call 08/29/22)	1,420	1,386,531
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 08/29/22)(a)	730	712,918

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)(a)	$5,350	$5,188,055
3.25%, 06/15/23 (Call 03/15/23)(a)	1,377	1,361,206
3.85%, 11/15/23 (Call 08/15/23)	2,640	2,614,498
4.25%, 08/01/23 (Call 07/01/23)(a)	2,303	2,295,930
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)(a)	897	893,645
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	1,286	1,290,501
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,344	1,333,933
3.25%, 09/01/23 (Call 08/01/23)(a)	1,707	1,706,403
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 08/29/22)	3,768	3,640,679
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,895	1,897,653
Southern California Edison Co.
0.70%, 04/03/23(a)	1,220	1,197,345
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,863	2,861,998
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	861	857,849
Series J, 0.70%, 08/01/23	20,675	20,123,391
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	5,556	5,537,665
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	2,708	2,693,052
WEC Energy Group Inc., 0.55%, 09/15/23	3,658	3,545,846
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	2,741	2,648,464
		119,546,788
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	1,333	1,330,787
Electronics — 0.3%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	895	896,101
Flex Ltd., 5.00%, 02/15/23(a)	1,623	1,631,034
Honeywell International Inc., 3.35%, 12/01/23(a)	1,484	1,492,013
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	1,629	1,631,704
		5,650,852
Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,741	1,750,767
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	3,256	3,233,143
		4,983,910
Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,947	2,948,385
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/29/22)	2,725	2,634,448
3.20%, 01/25/23 (Call 10/25/22)	1,603	1,599,089
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	2,360	2,365,570
Kellogg Co., 2.65%, 12/01/23(a)	2,874	2,852,416
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	3,022	3,031,338
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	2,437	2,446,041
		17,877,287
Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 08/15/22)(a)	670	659,012
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 08/29/22)(a)	244	240,664
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	2,266	2,268,198
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	1,749	1,748,738
ONE Gas Inc., 0.85%, 03/11/23 (Call 08/29/22)(a)	4,100	4,029,890
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	$2,025	$1,997,116
		10,943,618
Health Care - Products — 1.2%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	5,489	5,525,117
Baxter International Inc., 0.87%, 12/01/23	3,590	3,462,878
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)(a)	2,600	2,512,692
Stryker Corp., 0.60%, 12/01/23 (Call 08/09/22)(a)	4,327	4,170,709
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 10/18/22)	6,563	6,379,630
		22,051,026
Health Care - Services — 1.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	5,388	5,357,719
Anthem Inc., 0.45%, 03/15/23(a)	1,785	1,762,902
Elevance Health Inc., 3.30%, 01/15/23(a)	3,796	3,795,355
Humana Inc., 0.65%, 08/03/23 (Call 08/08/22)	6,898	6,704,166
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	1,352	1,360,004
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	2,221	2,225,664
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)(a)	1,713	1,710,105
2.88%, 03/15/23(a)	2,385	2,381,709
3.50%, 06/15/23(a)	3,094	3,111,017
		28,408,641
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	2,857	2,845,543
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	1,885	1,856,235
		4,701,778
Home Builders — 0.5%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	1,407	1,413,768
5.75%, 08/15/23 (Call 05/15/23)(a)	3,198	3,249,616
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	2,698	2,728,514
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)(a)	1,600	1,599,584
		8,991,482
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,209	1,201,009
Insurance — 2.0%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,154	2,155,400
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,962	1,975,185
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,006	1,013,867
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	880	881,285
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	7,357	7,340,226
3.00%, 02/11/23(a)	1,788	1,788,232
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	715	712,898
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,358	2,366,135
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	3,323	3,200,979
Lincoln National Corp., 4.00%, 09/01/23	2,445	2,460,403
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	2,485	2,478,837
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)(a)	1,817	1,816,092
MetLife Inc., Series D, 4.37%, 09/15/23	4,497	4,553,168
Principal Financial Group Inc., 3.13%, 05/15/23(a)	1,247	1,244,556
Reinsurance Group of America Inc., 4.70%, 09/15/23	1,948	1,968,707
		35,955,970

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet — 1.1%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	$2,464	$2,447,516
Amazon.com Inc.
0.25%, 05/12/23(a)	1,060	1,038,906
0.40%, 06/03/23	3,174	3,108,425
2.40%, 02/22/23 (Call 01/22/23)(a)	3,845	3,829,928
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	4,105	4,117,520
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	2,954	2,944,813
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	3,256	3,245,157
		20,732,265
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,881	1,883,878
Lodging — 0.4%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	3,116	3,012,954
3.38%, 07/15/23 (Call 04/15/23)(a)	1,957	1,934,553
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,610	2,627,096
		7,574,603
Machinery — 2.5%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	3,215	3,187,447
0.45%, 09/14/23	4,606	4,482,329
0.65%, 07/07/23	2,476	2,418,086
2.63%, 03/01/23(a)	1,050	1,045,422
3.45%, 05/15/23(a)	2,093	2,103,423
3.65%, 12/07/23(a)	1,998	2,014,484
3.75%, 11/24/23	3,809	3,847,242
CNH Industrial Capital LLC, 1.95%, 07/02/23	2,485	2,435,747
CNH Industrial NV, 4.50%, 08/15/23(a)	3,169	3,182,658
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)	2,205	2,226,344
John Deere Capital Corp.
0.25%, 01/17/23	2,110	2,081,536
0.40%, 10/10/23(a)	2,428	2,355,039
0.70%, 07/05/23(a)	724	707,522
1.20%, 04/06/23(a)	1,781	1,755,122
2.70%, 01/06/23(a)	867	866,038
2.80%, 01/27/23(a)	1,642	1,638,322
2.80%, 03/06/23(a)	3,404	3,407,166
3.45%, 06/07/23(a)	1,023	1,025,967
3.65%, 10/12/23(a)	3,323	3,348,687
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22)	1,795	1,740,863
		45,869,444
Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	2,499	2,481,957
2.25%, 03/15/23 (Call 02/15/23)(a)	2,404	2,387,484
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)(a)	2,158	2,087,606
General Electric Co., 3.10%, 01/09/23(a)	75	74,763
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	3,001	3,014,985
		10,046,795
Media — 0.7%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	3,550	3,539,173
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	3,886	3,919,886
Security	Par (000)	Value
Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	$4,289	$4,418,013
		11,877,072
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	3,961	3,944,087
Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	3,766	3,791,533
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	3,875	3,868,684
		7,660,217
Oil & Gas — 3.3%
BP Capital Markets America Inc., 2.75%, 05/10/23(a)	4,614	4,614,000
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,804	3,796,202
Chevron Corp., 1.14%, 05/11/23	3,131	3,083,816
Chevron USA Inc., 0.43%, 08/11/23	3,036	2,959,341
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)(a)	3,003	3,005,913
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	4,905	4,885,184
Exxon Mobil Corp.
1.57%, 04/15/23	11,120	11,014,026
2.73%, 03/01/23 (Call 01/01/23)(a)	4,126	4,130,827
HF Sinclair Corp., 2.63%, 10/01/23(b)	1,628	1,584,858
Phillips 66, 3.70%, 04/06/23	2,478	2,483,576
Shell International Finance BV
0.38%, 09/15/23(a)	4,492	4,364,652
3.50%, 11/13/23 (Call 10/13/23)(a)	4,537	4,562,271
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	4,728	4,703,083
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	3,943	3,931,920
		59,119,669
Oil & Gas Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 1.23%, 12/15/23	3,530	3,430,701
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,911	2,906,517
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	7,026	7,082,278
		13,419,496
Pharmaceuticals — 7.1%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	4,148	4,133,482
3.75%, 11/14/23 (Call 10/14/23)	6,183	6,241,429
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 08/29/22)	3,976	3,904,790
AstraZeneca PLC
0.30%, 05/26/23(a)	3,670	3,582,140
3.50%, 08/17/23 (Call 07/17/23)	5,588	5,604,652
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/29/22)	6,620	6,424,313
2.75%, 02/15/23 (Call 01/15/23)(a)	2,681	2,677,300
3.25%, 02/20/23 (Call 01/20/23)(a)	3,134	3,136,915
3.25%, 11/01/23	1,960	1,967,958
Cardinal Health Inc., 3.20%, 03/15/23(a)	2,046	2,043,033
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	15,518	15,449,100
3.75%, 07/15/23 (Call 06/15/23)(a)	4,458	4,467,763
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	2,228	2,241,836
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	4,634	4,620,561
3.38%, 05/15/23(a)	4,579	4,586,922
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 10/01/22)(a)	6,080	5,911,888

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	$2,081	$2,067,036
3.38%, 12/05/23(a)	3,122	3,156,467
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	1,762	1,755,956
Merck & Co. Inc., 2.80%, 05/18/23(a)	6,738	6,724,457
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	7,028	7,042,056
Pfizer Inc.
3.00%, 06/15/23	3,710	3,710,928
3.20%, 09/15/23 (Call 08/15/23)(a)	4,743	4,752,723
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,357	4,371,291
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	4,673	4,631,317
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	6,726	6,785,256
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	5,402	5,390,764
		127,382,333
Pipelines — 4.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	788	786,905
Enbridge Inc.
0.55%, 10/04/23	2,270	2,191,980
4.00%, 10/01/23 (Call 07/01/23)	4,330	4,342,427
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)(a)	984	981,520
3.60%, 02/01/23 (Call 11/01/22)	2,466	2,459,243
4.25%, 03/15/23 (Call 12/15/22)	4,033	4,035,016
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	2,933	2,947,460
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	3,433	3,444,947
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)(a)	5,258	5,258,631
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	2,280	2,275,600
3.50%, 09/01/23 (Call 06/01/23)(a)	3,582	3,575,123
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	3,277	3,271,003
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)(a)	1,887	1,884,188
4.50%, 07/15/23 (Call 04/15/23)(a)	4,532	4,555,159
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)(a)	7,830	8,062,081
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	2,314	2,336,700
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,499	1,491,460
3.85%, 10/15/23 (Call 07/15/23)(a)	5,879	5,861,951
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)(a)	5,469	5,502,689
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	3,445	3,448,411
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	2,483	2,481,485
4.50%, 11/15/23 (Call 08/15/23)	4,047	4,078,121
		75,272,100
Real Estate Investment Trusts — 1.8%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)(a)	1,668	1,663,863
American Tower Corp.
3.00%, 06/15/23	2,702	2,683,572
3.50%, 01/31/23	3,838	3,837,309
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	1,689	1,702,884
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	2,407	2,392,943
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	1,340	1,337,521
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)(a)	$3,644	$3,619,039
ERP Operating LP, 3.00%, 04/15/23 (Call 08/19/22)	2,600	2,600,546
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)(a)	1,273	1,266,826
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	2,475	2,468,788
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	1,614	1,607,447
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	2,175	2,186,941
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,711	1,709,340
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	1,468	1,460,455
Simon Property Group LP, 2.75%, 06/01/23 (Call 03/01/23)(a)	2,368	2,354,976
		32,892,450
Retail — 2.7%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	1,220	1,217,462
3.13%, 07/15/23 (Call 04/15/23)(a)	3,043	3,026,142
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	4,367	4,353,812
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	4,136	4,126,446
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	2,932	2,947,539
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	4,125	4,126,980
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	1,706	1,707,672
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	4,038	4,041,997
3.85%, 10/01/23 (Call 07/01/23)(a)	3,746	3,773,421
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(a)	2,546	2,527,516
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 08/29/22)	2,500	2,424,725
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	7,112	7,088,744
3.40%, 06/26/23 (Call 05/26/23)(a)	7,155	7,167,235
		48,529,691
Semiconductors — 1.2%
Altera Corp., 4.10%, 11/15/23(a)	2,142	2,168,411
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,750	1,753,903
Microchip Technology Inc.
2.67%, 09/01/23	4,798	4,732,220
4.33%, 06/01/23 (Call 05/01/23)	4,373	4,389,311
NVIDIA Corp., 0.31%, 06/15/23 (Call 08/29/22)	870	848,937
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	4,472	4,460,149
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 08/15/22)	2,255	2,201,917
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	469	466,894
		21,021,742
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)(a)	1,785	1,724,988
Software — 3.5%
Adobe Inc., 1.70%, 02/01/23	2,517	2,498,122
Fidelity National Information Services Inc., 0.38%, 03/01/23(a)	3,070	3,014,034
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	5,541	5,556,958
Intuit Inc., 0.65%, 07/15/23(a)	3,057	2,979,627
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	6,204	6,145,310

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
2.38%, 05/01/23 (Call 02/01/23)(a)	$3,418	$3,406,755
3.63%, 12/15/23 (Call 09/15/23)	6,498	6,573,897
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	11,113	10,987,868
2.63%, 02/15/23 (Call 01/15/23)	4,330	4,309,259
3.63%, 07/15/23(a)	4,318	4,315,539
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	3,828	3,834,469
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	4,986	4,987,945
VMware Inc., 0.60%, 08/15/23	4,898	4,742,195
		63,351,978
Telecommunications — 0.9%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	3,428	3,450,419
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	4,429	4,392,328
2.60%, 02/28/23(a)	1,492	1,488,539
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	1,821	1,816,393
4.10%, 10/01/23 (Call 07/01/23)	3,930	3,952,283
Vodafone Group PLC, 2.95%, 02/19/23(a)	370	369,223
		15,469,185
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	2,952	2,944,679
3.85%, 09/01/23 (Call 06/01/23)	3,678	3,698,266
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	772	774,710
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	989	984,747
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,701	2,690,952
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)(a)	1,647	1,643,739
3.75%, 06/09/23 (Call 05/09/23)(a)	1,976	1,973,431
3.88%, 12/01/23 (Call 11/01/23)(a)	1,458	1,459,648
Security	Par/ Shares (000)	Value
Transportation (continued)
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	$1,625	$1,617,996
2.95%, 01/15/23 (Call 10/15/22)(a)	1,103	1,101,599
3.50%, 06/08/23 (Call 05/08/23)	2,223	2,230,803
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	4,179	4,156,057
		25,276,627
Total Long-Term Investments — 98.3%
(Cost: $1,794,913,884)		1,773,462,120

Short-Term Securities

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	246,548	246,523,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	24,380	24,380,000

Total Short-Term Securities — 15.0%
(Cost: $270,888,284)		270,903,770

Total Investments in Securities — 113.3%
(Cost: $2,065,802,168)		2,044,365,890

Liabilities in Excess of Other Assets — (13.3)%		(240,071,750)

Net Assets — 100.0%		$1,804,294,140

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$63,852,862	$182,714,590	(a)	$—		$(31,931)	$(11,751)	$246,523,770	246,548	$209,420	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,305,000	—		(20,925,000	)(a)	—	—	24,380,000	24,380	77,420		—
						$(31,931)	$(11,751)	$270,903,770		$286,840		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,773,462,120	$—	$1,773,462,120
Money Market Funds	270,903,770	—	—	270,903,770
	$270,903,770	$1,773,462,120	$—	$2,044,365,890